11. Capital Leases (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
Leases [Abstract]
Cost of assets financed			$ 422,000
Depreciation expense			$ 154,000
Discount rate of minimum lease payments			9.7% to 10.9%
Capital lease payments			$ 168,000	$ 750
Principal payments related to capital leases	$ 72,000	$ 64,000	132,000	$ 0
Interest payments related to capital leases			37,000
Interest expense			$ 36,000